BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES - Opening and closing balances of the Company's accounts receivable balances (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Oct. 01, 2023	Oct. 01, 2022
Accounts receivable
Change in accounts receivable	$ 106,511	$ (2,812,042)
Contract receivable
Accounts receivable
Accounts receivable	$ 362,013	$ 255,502	$ 255,502	$ 3,067,544